Segment information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information	Segment information
24.1. Accounting policy
In line with the strategy and organizational structure of the Group, two reportable segments, “Financial Services” and “Software” and certain non-allocated activities, are presented:
•Financial services: Comprised of the financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business.
•Software: The Software segment includes the following solutions: POS/ERP, TEF and QR Code gateways, reconciliation, CRM, OMS, e-commerce platform, engagement tool, ads solution, and marketplace hub.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the Chief Operating Decision Maker (“CODM”), which comprises the Chief Executive Officer (“CEO”) and the Board of Directors, about the performance of each segment.
24.2. Segmented statement of profit or loss

	2024
	Financial services	Software	Non allocated

Total revenue and income	11,689,278	1,562,682	5,494

Cost of services	(2,721,356)	(667,755)	(16)
Administrative expenses	(710,917)	(280,598)	(2,561)
Selling expenses	(1,763,161)	(341,160)	(1,154)
Financial expenses, net	(3,640,533)	(35,300)	(74)
Other income (expenses), net	(340,863)	(21,301)	—
Total adjusted expenses	(9,176,830)	(1,346,114)	(3,805)

Loss on investment in associates	—	(80)	479
Adjusted profit before income taxes	2,512,448	216,488	2,168

Income taxes and social contributions	(492,474)	(38,154)	(428)
Adjusted net income for the year	2,019,974	178,334	1,740

	2023
	Financial Services	Software	Non allocated

Total revenue and income	10,495,422	1,492,206	67,375

Cost of services	(2,309,021)	(670,878)	(2,859)
Administrative expenses	(729,204)	(290,494)	(32,676)
Selling expenses	(1,373,202)	(304,448)	(20,626)
Financial expenses, net	(3,902,800)	(50,383)	(930)
Other income (expenses), net	(383,150)	(25,652)	(481)
Total adjusted expenses	(8,697,377)	(1,341,855)	(57,572)

Loss on investment in associates	(4,608)	446	(17)
Adjusted profit before income taxes	1,793,437	150,797	9,786

Income taxes and social contributions	(356,803)	(36,953)	(2,768)
Adjusted net income for the year	1,436,634	113,844	7,018

	2022
	Financial services	Software	Non allocated

Total revenue and income	8,083,548	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,426,148)	(56,176)	(1,067)
Other income (expenses), net	(296,785)	(18,267)	(24,659)
Total adjusted expenses	(7,596,493)	(1,303,935)	(98,371)

Loss on investment in associates	(409)	(1,355)	(1,825)
Adjusted profit (loss) before income taxes	486,646	114,551	(14,641)

Income taxes and social contributions	(124,857)	(49,811)	(1,352)
Adjusted net income (loss) for the year	361,789	64,740	(15,993)
24.3. Reconciliation of segment adjusted net income (loss) for the year with net income (loss) in the consolidated financial statements

	2024	2023	2022

Adjusted net income – Financial services	2,019,974	1,436,634	361,789
Adjusted net income (loss) – Software	178,334	113,844	64,740
Adjusted net income (loss) – Non allocated	1,740	7,018	(15,993)
Segment adjusted net income	2,200,048	1,557,496	410,536

Adjustments from adjusted net income to consolidated net income (loss):
Mark-to-market from the investment in Banco Inter	—	30,574	(853,056)
Amortization of fair value adjustment (a)	(122,798)	(92,399)	(138,601)
Software business goodwill impairment loss (Note 11.4)	(3,558,049)	—	—
Other expenses (b)	(67,887)	78,623	17,810
Tax effect on adjustments	41,636	26,126	36,915
Consolidated net income (loss)	(1,507,050)	1,600,420	(526,396)

(a)Related to acquisitions. Consists of expenses resulting from the changes in the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of the fair value adjustment related to associates call option, earn-out and earn-out interests related to acquisitions, reversal of litigation of Linx and divestment of assets.